Stock-based Compensation - Schedule of Performance Stock Units Vesting Percentage (Detail) (RSUs [Member])	9 Months Ended
Sep. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	100.00%
Minimum Revenue in 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	25.00%
Maximum EBITDA Loss in 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	15.00%
Attainment of Financial Plan for Fiscal 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	20.00%
Minimum Value of Strategic Agreements by December 31, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	20.00%
Implementation of Four New Diagnostic Test Panels by December 31, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall RSU Grant Subject to Vesting	20.00%